Costs incurred and estimated earnings net of billings on uncompleted contracts	12 Months Ended
Dec. 31, 2016
Contractors [Abstract]
Costs incurred and estimated earnings net of billings on uncompleted contracts
Costs incurred and estimated earnings net of billings on uncompleted contracts

	December 31, 2016	December 31, 2015
Costs incurred and estimated earnings on uncompleted contracts	$208,030	$275,316
Less billings to date	(193,136)	(258,208)
	$14,894	$17,108

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2016	December 31, 2015
Unbilled revenue	$15,965	$17,565
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(1,071)	(457)
	$14,894	$17,108